Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina S.A. ADR	88,311	$ 346,179
Banco Macro S.A. ADR(1)	23,600	420,316
IRSA Inversiones y Representaciones S.A. ADR(2)	17,246	100,199
MercadoLibre, Inc.(2)	1,136	1,497,316
Pampa Energia S.A. ADR(2)	1,875	61,838
Transportadora de Gas del Sur S.A. ADR(1)(2)	33,670	344,781
		$ 2,770,629
Bahrain — 0.3%
Al Salam Bank BSC	5,271,911	$ 1,359,566
GFH Financial Group BSC	956,057	245,608
		$ 1,605,174
Bangladesh — 0.5%
Al-Arafah Islami Bank, Ltd.	329,780	$ 65,187
Bangladesh Export Import Co., Ltd.	247,636	240,132
Beximco Pharmaceuticals, Ltd.	79,073	96,952
British American Tobacco Bangladesh Co., Ltd.	21,052	91,628
Grameenphone, Ltd.	72,336	173,944
Jamuna Oil Co., Ltd.	50,340	70,640
Khulna Power Co., Ltd.	231,595	51,609
LafargeHolcim Bangladesh, Ltd.	194,809	105,896
LankaBangla Finance, Ltd.	629,970	137,448
Meghna Petroleum, Ltd.	38,062	63,419
MJL Bangladesh PLC	62,177	45,220
Olympic Industries, Ltd.	99,202	94,438
Padma Oil Co., Ltd.	25,811	45,293
Pubali Bank, Ltd.	399,988	86,151
Social Islami Bank, Ltd.	1,394,460	143,022
Square Pharmaceuticals, Ltd.	292,370	514,680
Summit Power, Ltd.	372,759	106,354
Titas Gas Transmission & Distribution Co., Ltd.	163,853	56,222
Unique Hotel & Resorts PLC	394,668	182,522
United Commercial Bank PLC(2)	1,185,390	129,315
		$ 2,500,072
Botswana — 0.6%
Absa Bank Botswana, Ltd.	381,132	$ 163,814
Botswana Insurance Holdings, Ltd.	263,881	379,962
First National Bank of Botswana, Ltd.	2,675,396	725,378
Letshego Holdings, Ltd.	2,688,951	254,077
Sechaba Breweries Holdings, Ltd.	975,629	1,491,073
		$ 3,014,304
Security	Shares	Value
Brazil — 4.2%
Aliansce Sonae Shopping Centers S.A.	63,290	$ 219,772
AMBEV S.A.	334,325	945,235
Arezzo Industria e Comercio S.A.	8,000	100,244
B3 S.A. - Brasil Bolsa Balcao	76,655	156,533
Banco Bradesco S.A., PFC Shares	122,130	317,346
Banco do Brasil S.A.	19,000	146,611
Blau Farmaceutica S.A.	18,700	88,917
Braskem S.A., PFC Shares	28,900	110,390
CCR S.A.	119,400	301,536
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	470,753
Cia Brasileira de Distribuicao	17,556	51,022
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	489,469
Cielo S.A.	343,000	328,217
Cogna Educacao S.A.(2)	267,100	98,546
Cosan S.A.	75,536	224,889
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	234,518
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	179,524
EDP-Energias do Brasil S.A.	48,800	215,094
Embraer S.A.(2)	33,100	135,771
Engie Brasil Energia S.A.	30,425	241,133
Equatorial Energia S.A.	54,600	290,427
Fleury S.A.	37,900	108,575
Grendene S.A.	79,100	112,210
GRUPO DE MODA SOMA S.A.	63,000	100,806
Hapvida Participacoes e Investimentos S.A.(2)(3)	1,080,057	558,307
Hypera S.A.	77,800	578,690
Iguatemi S.A.	33,840	128,792
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	174,998
Itau Unibanco Holding S.A., PFC Shares	100,193	489,060
Itausa S.A., PFC Shares	127,227	206,336
JBS S.A.	51,902	182,788
Klabin S.A., PFC Shares	235,000	168,306
Localiza Rent a Car S.A.	52,932	557,679
Lojas Renner S.A.	177,155	579,163
Magazine Luiza S.A.(2)	332,541	217,169
Multiplan Empreendimentos Imobiliarios S.A.	27,000	131,259
Natura & Co. Holding S.A.	58,700	152,875
Odontoprev S.A.	89,700	194,675
Pagseguro Digital, Ltd., Class A(1)(2)	29,400	251,958
Pet Center Comercio e Participacoes S.A.	57,179	69,944
Petroleo Brasileiro S.A., PFC Shares	459,691	2,126,834
Raia Drogasil S.A.	66,300	319,829
Rede D'Or Sao Luiz S.A.(3)	185,100	775,686

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Rumo S.A.	70,999	$ 264,051
Sendas Distribuidora S.A.	59,280	181,754
Sinqia S.A.	34,500	107,139
StoneCo, Ltd., Class A(1)(2)	34,100	325,314
StoneCo, Ltd. BDR(2)	467	4,552
Suzano S.A.	31,841	261,339
Telefonica Brasil S.A.	90,505	690,334
TIM S.A.	158,975	394,579
TOTVS S.A.	161,800	898,951
Transmissora Alianca de Energia Electrica S.A.	40,076	275,399
Ultrapar Participacoes S.A.	73,348	202,022
Vale S.A.	100,618	1,593,903
Via S.A.(2)	167,300	62,055
Vibra Energia S.A.	185,864	528,426
Weg S.A.	148,828	1,190,694
XP, Inc., Class A(1)(2)	3,300	39,171
XP, Inc. BDR(2)	2,313	27,185
YDUQS Participacoes S.A.	58,400	81,232
		$ 20,659,986
Bulgaria — 0.2%
Bulgartabak Holding(2)	3,450	$ 13,633
Industrial Holding Bulgaria PLC(2)	443,968	465,680
Sopharma AD(2)	246,595	727,007
		$ 1,206,320
Chile — 2.5%
Aguas Andinas S.A., Series A	522,654	$ 148,056
Banco de Chile	6,307,082	612,484
Banco de Credito e Inversiones S.A.	8,826	258,665
Banco Santander Chile ADR(1)	28,749	512,595
CAP S.A.	12,124	100,851
Cencosud S.A.	381,660	738,031
Cencosud Shopping S.A.	230,782	371,814
Cia Cervecerias Unidas S.A. ADR(1)	31,700	495,471
Cia Sud Americana de Vapores S.A.	10,549,689	1,051,401
Colbun S.A.	1,586,584	209,694
Embotelladora Andina S.A., Series B ADR(1)	23,172	360,325
Empresa Nacional de Telecomunicaciones S.A.	85,519	337,103
Empresas CMPC S.A.	110,776	185,004
Empresas COPEC S.A.	182,722	1,289,015
Enel Americas S.A.	4,344,865	572,714
Enel Chile S.A.	4,949,300	269,977
Enel Chile S.A. ADR	6	16
Falabella S.A.	390,387	898,834
Inversiones Aguas Metropolitanas S.A.	149,380	101,491
Security	Shares	Value
Chile (continued)
Parque Arauco S.A.	315,323	$ 448,654
Plaza S.A.	163,930	215,466
Quinenco S.A.	108,178	418,960
Ripley Corp. S.A.	1,176,774	250,263
Sociedad Quimica y Minera de Chile S.A. ADR	27,200	2,204,832
Sonda S.A.	210,171	111,124
Vina Concha y Toro S.A.	162,058	207,332
		$ 12,370,172
China — 16.3%
AAC Technologies Holdings, Inc.(1)(2)	70,500	$ 174,372
Agricultural Bank of China, Ltd., Class H	696,000	257,747
Air China, Ltd., Class H(2)	366,000	327,338
Alibaba Group Holding, Ltd. ADR(2)	14,509	1,482,530
Aluminum Corp. of China, Ltd., Class H	534,000	270,475
Angang Steel Co., Ltd., Class H	348,000	111,185
Anhui Conch Cement Co., Ltd., Class H	186,000	644,622
ANTA Sports Products, Ltd.	69,143	1,003,895
Baidu, Inc. ADR(2)	5,200	784,784
Bank of China, Ltd., Class H	844,275	323,667
Bank of Communications, Ltd., Class H	369,000	232,066
BeiGene, Ltd. ADR(2)	4,425	953,720
Beijing Capital International Airport Co., Ltd., Class H(2)	360,000	265,136
Beijing Enterprises Holdings, Ltd.	95,500	343,759
Beijing Haixin Energy Technology Co., Ltd., Class A	85,280	49,678
BOE Technology Group Co., Ltd., Class A	353,900	228,671
BYD Co., Ltd., Class H	13,672	402,178
BYD Electronic (International) Co., Ltd.	92,500	287,871
CGN Power Co., Ltd.(3)	1,143,000	273,651
Changchun High & New Technology Industry Group, Inc., Class A	11,600	275,870
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	218,719
China CITIC Bank Corp., Ltd., Class H	153,000	76,968
China Conch Venture Holdings, Ltd.	86,500	151,481
China Construction Bank Corp., Class H	1,275,745	825,656
China Everbright Environment Group, Ltd.	262,148	112,438
China Gas Holdings, Ltd.	263,161	370,513
China Hongqiao Group, Ltd.	273,500	262,828
China International Marine Containers Co., Ltd.	105,261	72,515
China Jinmao Holdings Group, Ltd.	1,068,000	207,914
China Life Insurance Co., Ltd., Class H	106,000	173,953
China Longyuan Power Group Corp., Ltd., Class H	678,000	773,471
China Medical System Holdings, Ltd.	217,000	342,376
China Merchants Bank Co., Ltd., Class H	56,000	284,369
China Merchants Port Holdings Co., Ltd.	84,000	128,956

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	$ 0
China National Building Material Co., Ltd., Class H	410,000	336,989
China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	293,320
China Oilfield Services, Ltd., Class H	266,000	273,447
China Overseas Land & Investment, Ltd.	346,360	835,585
China Petroleum & Chemical Corp., Class H	3,548,200	2,093,863
China Railway Group, Ltd., Class H	400,000	244,095
China Resources Cement Holdings, Ltd.	354,000	173,832
China Resources Gas Group, Ltd.	198,000	728,325
China Resources Land, Ltd.	261,111	1,189,055
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	232,392
China Resources Power Holdings Co., Ltd.	272,000	580,338
China Shenhua Energy Co., Ltd., Class H	431,574	1,358,129
China Southern Airlines Co., Ltd., Class H(1)(2)	562,500	401,313
China State Construction International Holdings, Ltd.	180,000	203,639
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	295,774
China Vanke Co., Ltd., Class H	102,117	161,135
China Yangtze Power Co., Ltd., Class A	236,900	732,173
Chinasoft International, Ltd.(2)	294,000	186,255
CITIC Securities Co., Ltd., Class H	43,500	93,046
CITIC, Ltd.	415,000	485,057
CMOC Group, Ltd., Class H	1,020,000	617,438
COFCO Joycome Foods, Ltd.(2)	452,000	119,328
Contemporary Amperex Technology Co., Ltd., Class A	5,900	349,230
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)(2)	330,000	341,237
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	394,913
Country Garden Holdings Co., Ltd.(1)	512,000	143,763
Country Garden Services Holdings Co., Ltd.	153,425	264,519
CRRC Corp., Ltd., Class H	327,000	178,488
CSPC Pharmaceutical Group, Ltd.	924,560	906,362
Daqo New Energy Corp. ADR(2)	5,500	257,620
Dongfeng Motor Group Co., Ltd., Class H	586,000	275,280
East Money Information Co., Ltd., Class A	79,408	231,618
Flat Glass Group Co., Ltd., Class H(1)	40,000	114,407
Full Truck Alliance Co., Ltd. ADR(2)	36,500	277,765
Ganfeng Lithium Group Co., Ltd., Class A	23,100	223,788
Ganfeng Lithium Group Co., Ltd., Class H(3)	28,839	179,706
GCL Technology Holdings, Ltd.(2)	1,041,000	269,435
GDS Holdings, Ltd. ADR(2)	9,416	175,703
GEM Co., Ltd., Class A	124,200	135,184
GoerTek, Inc., Class A	226,900	708,080
Great Wall Motor Co., Ltd., Class H(1)	316,259	391,323
Greentown Service Group Co., Ltd.(1)	156,000	98,411
Guangdong Investment, Ltd.	646,829	661,689
Guanghui Energy Co., Ltd.	306,545	412,716
Security	Shares	Value
China (continued)
Guangzhou Automobile Group Co., Ltd., Class H	381,199	$ 240,881
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	46,000	141,560
Haier Smart Home Co., Ltd.	135,829	447,958
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	305,093
Hengan International Group Co., Ltd.	78,000	361,299
Huadong Medicine Co., Ltd., Class A	30,560	206,075
Hualan Biological Engineering, Inc., Class A	59,670	190,059
Huaneng Power International, Inc., Class H(1)(2)	482,000	253,205
Huayu Automotive Systems Co., Ltd.	82,100	199,947
Hundsun Technologies, Inc.	23,173	179,578
Hygeia Healthcare Holdings Co., Ltd.(1)(2)(3)	32,200	229,602
Iflytek Co., Ltd., Class A	37,950	351,644
Industrial & Commercial Bank of China, Ltd., Class H	736,000	391,139
Industrial Bank Co., Ltd., Class A	93,482	230,107
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	145,095
Innovent Biologics, Inc.(2)(3)	90,000	403,696
JA Solar Technology Co., Ltd., Class A	16,900	140,697
JD Logistics, Inc.(2)(3)	107,700	193,098
JD.com, Inc. ADR(1)	16,000	702,240
Jiangsu Expressway Co., Ltd., Class H	390,000	362,688
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	53,872	335,637
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	369,666
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	38,750	179,427
Jiangxi Copper Co., Ltd., Class H	255,000	431,718
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	311,222
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	223,270
KE Holdings, Inc. ADR(2)	34,600	651,864
Kingboard Holdings, Ltd.	71,200	218,927
Kingboard Laminates Holdings, Ltd.	180,500	188,669
Kingdee International Software Group Co., Ltd.(2)	254,000	410,305
Kingsoft Corp., Ltd.	44,400	218,267
Kunlun Energy Co., Ltd.	330,000	257,640
Kweichow Moutai Co., Ltd., Class A	4,910	1,297,023
Legend Biotech Corp. ADR(2)	5,317	256,386
Lenovo Group, Ltd.	632,000	684,718
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	233,322
Li Ning Co., Ltd.	70,312	552,927
Longfor Group Holdings, Ltd.(3)	121,500	342,674
LONGi Green Energy Technology Co., Ltd., Class A(2)	241,144	1,418,962
Luxshare Precision Industry Co., Ltd., Class A	179,851	794,472
Luzhou Laojiao Co., Ltd., Class A	7,900	291,750
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	301,212
Meituan, Class B(2)(3)	45,941	833,471
MMG, Ltd.(2)	1,232,000	361,350

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
NARI Technology Co., Ltd., Class A	80,544	$ 317,564
NetEase, Inc. ADR	7,200	636,768
Nine Dragons Paper Holdings, Ltd.	473,000	354,120
Nongfu Spring Co., Ltd., Class H(3)	93,200	537,374
Orient Overseas International, Ltd.	8,500	163,161
PDD Holdings, Inc. ADR(2)	6,800	516,120
PetroChina Co., Ltd., Class H	3,032,300	1,791,283
PICC Property & Casualty Co., Ltd., Class H	130,000	132,614
Ping An Bank Co., Ltd., Class A	44,700	81,454
Ping An Insurance Group Co. of China, Ltd., Class H	75,046	485,488
Pingdingshan Tianan Coal Mining Co., Ltd.	145,015	218,530
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	153,157
Postal Savings Bank of China Co., Ltd., Class H(1)(3)	136,000	80,656
Qingling Motors Co., Ltd., Class H	1,448,966	158,763
Sanan Optoelectronics Co., Ltd.	53,900	166,009
SDIC Power Holdings Co., Ltd.	112,800	177,603
Shandong Gold Mining Co., Ltd.	86,844	278,404
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	179,200	286,346
Shanghai Pharmaceuticals Holding Co., Ltd.	173,400	323,817
Shanxi Coking Coal Energy Group Co., Ltd., Class A	104,430	167,074
Shenergy Co., Ltd.	227,799	194,357
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	84,964
Shenzhen Energy Group Co., Ltd., Class A	290,352	258,408
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	386,222
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,400	335,754
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	290,031
Sichuan Chuantou Energy Co., Ltd.	152,000	292,885
Silergy Corp.	8,000	127,013
Sino Biopharmaceutical, Ltd.	1,422,750	797,445
Sinopec Oilfield Service Corp., Class H(2)	2,725,500	208,550
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	221,931
Sinopharm Group Co., Ltd., Class H	138,800	419,421
Smoore International Holdings, Ltd.(1)(3)	144,000	184,347
Sunac China Holdings, Ltd.(2)(4)	267,000	0
Sunny Optical Technology Group Co., Ltd.	38,700	466,979
TBEA Co., Ltd.	168,219	531,383
TCL Technology Group Corp., Class A	372,800	240,229
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	20,300	143,032
Tencent Holdings, Ltd.	144,411	7,057,264
Tianqi Lithium Corp., Class A(2)	11,800	129,906
Tingyi (Cayman Islands) Holding Corp.	278,000	465,221
Tongwei Co., Ltd., Class A	36,500	206,809
TravelSky Technology, Ltd., Class H	93,000	173,292
Security	Shares	Value
China (continued)
Trina Solar Co., Ltd., Class A	15,873	$ 120,257
Trip.com Group, Ltd. ADR(2)	12,900	485,943
Tsingtao Brewery Co., Ltd., Class H	70,000	765,115
Uni-President China Holdings, Ltd.	290,000	292,485
Wanhua Chemical Group Co., Ltd.	41,920	584,268
Want Want China Holdings, Ltd.	391,000	251,565
Weichai Power Co., Ltd., Class H	222,200	356,549
Weimob, Inc.(1)(2)(3)	197,000	121,945
Wuliangye Yibin Co., Ltd., Class A	21,600	617,120
WuXi AppTec Co., Ltd., Class H(3)	29,800	312,090
WuXi Biologics Cayman, Inc.(2)(3)	216,500	1,334,064
Xiaomi Corp., Class B(2)(3)	553,601	851,964
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	119,052
Xinyi Solar Holdings, Ltd.	382,000	457,941
Yangzijiang Financial Holdings, Ltd.(1)(2)	316,000	89,564
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	285,827
Yankuang Energy Group Co., Ltd., Class H(1)	328,000	1,174,385
Youngor Group Co., Ltd., Class A	80,800	76,699
Yuexiu Property Co., Ltd.	109,000	164,810
Zai Lab, Ltd. ADR(2)	7,289	242,432
Zhaojin Mining Industry Co., Ltd., Class H(2)	278,000	421,584
Zhejiang Expressway Co., Ltd., Class H	274,000	217,995
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	226,562
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	264,532
Zijin Mining Group Co., Ltd., Class H	546,000	910,924
ZTE Corp., Class H	172,939	506,863
ZTO Express Cayman, Inc. ADR	21,080	604,153
		$ 80,260,113
Colombia — 1.1%
Banco Davivienda S.A., PFC Shares	19,986	$ 103,428
Bancolombia S.A.	47,685	358,277
Bancolombia S.A. ADR, PFC Shares	18,300	459,879
Cementos Argos S.A.	333,302	215,998
Ecopetrol S.A.	2,236,536	1,176,619
Ecopetrol S.A. ADR	14,000	147,840
Geopark, Ltd.	33,300	378,288
Grupo Argos S.A.	204,810	399,769
Grupo Aval Acciones y Valores S.A., PFC Shares(2)	378,825	45,464
Grupo de Inversiones Suramericana S.A.	40,591	352,567
Grupo Energia Bogota S.A. ESP	865,746	285,360
Grupo Nutresa S.A.	77,904	836,418
Interconexion Electrica S.A.	195,356	635,526
		$ 5,395,433

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Croatia — 0.6%
AD Plastik DD(2)	25,304	$ 381,650
Adris Grupa DD, PFC Shares	5,222	312,139
Arena Hospitality Group DD(2)	2,091	87,334
Atlantic Grupa DD	4,568	246,855
Ericsson Nikola Tesla DD	1,290	327,445
Hrvatski Telekom DD	25,199	689,021
Koncar-Elektroindustrija DD	915	125,953
Plava Laguna DD	217	65,310
Podravka Prehrambena Ind DD	1,999	199,325
Valamar Riviera DD	93,891	457,291
Zagrebacka Banka DD	6,564	85,477
		$ 2,977,800
Czech Republic — 0.6%
CEZ AS	45,944	$ 2,230,437
Colt Cz Group SE	3,902	105,073
Komercni Banka AS	12,523	415,524
Moneta Money Bank AS(3)	44,692	179,361
Philip Morris CR AS	215	174,892
		$ 3,105,287
Egypt — 0.6%
Commercial International Bank Egypt SAE	425,736	$ 704,647
E Finance Investment Group	397,447	224,242
Eastern Co. SAE	811,698	462,171
Egypt Kuwait Holding Co. SAE	563,283	679,310
Egyptian Financial Group-Hermes Holding Co.(2)	263,424	143,426
Egyptian International Pharmaceutical Industries Co.	37,035	40,509
ElSewedy Electric Co.(2)	557,611	272,789
Medinet Nasr Housing(2)	728,217	72,464
Oriental Weavers	309,329	139,059
Talaat Moustafa Group	268,673	75,806
		$ 2,814,423
Estonia — 0.6%
AS Tallink Grupp(2)	3,024,294	$ 1,893,777
AS Tallinna Kaubamaja Grupp	100,792	1,082,609
		$ 2,976,386
Ghana — 0.2%
Aluworks, Ltd.(2)	5,176,100	$ 44,815
CalBank PLC	341,902	14,793
GCB Bank PLC	1,285,170	350,568
Societe Generale Ghana PLC	1,345,362	74,256
Security	Shares	Value
Ghana (continued)
Standard Chartered Bank of Ghana, Ltd.	210,466	$ 311,283
Unilever Ghana PLC(2)	249,000	86,126
		$ 881,841
Greece — 1.2%
Aegean Airlines S.A.(2)	12,038	$ 99,136
Alpha Services and Holdings S.A.(2)	115,150	141,523
Athens Water Supply & Sewage Co. S.A.	7,175	50,697
Costamare, Inc.	13,966	131,420
Eurobank Ergasias Services and Holdings S.A.(2)	302,361	400,623
GEK Terna Holding Real Estate Construction S.A.(2)	16,919	201,621
Hellenic Telecommunications Organization S.A.	69,932	1,024,210
Helleniq Energy Holdings S.A.	23,858	196,159
Holding Co. ADMIE IPTO S.A.	39,952	76,343
HUUUGE, Inc.(2)(3)	19,800	127,896
JUMBO S.A.	30,062	637,918
LAMDA Development S.A.(2)	8,969	56,849
Motor Oil (Hellas) Corinth Refineries S.A.	25,480	654,009
Mytilineos S.A.	16,241	463,003
National Bank of Greece S.A.(2)	60,470	294,429
OPAP S.A.	48,283	774,409
Public Power Corp. S.A.(2)	23,724	206,489
Terna Energy S.A.	5,946	126,677
Titan Cement International S.A.(2)	12,757	203,207
		$ 5,866,618
Hong Kong — 0.3%
China Mengniu Dairy Co., Ltd.(2)	163,000	$ 668,210
China Resources Beer Holdings Co., Ltd.	112,000	899,741
		$ 1,567,951
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 68,885
MOL Hungarian Oil & Gas PLC	118,832	870,301
OTP Bank Nyrt.	24,318	694,267
Richter Gedeon Nyrt.	57,834	1,207,527
		$ 2,840,980
Iceland — 0.6%
Arion Banki HF(3)	210,165	$ 214,773
Brim HF(2)	353,283	222,740
Eik Fasteignafelag HF	1,131,355	95,819
Eimskipafelag Islands HF	20,691	85,320
Festi HF	299,453	395,942
Hagar HF	396,887	191,146
Icelandair Group HF(2)	3,870,786	55,247

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Islandsbanki HF	101,860	$ 88,640
Kvika Banki HF	595,941	81,385
Marel HF	131,822	546,600
Reginn HF(2)	787,588	145,836
Reitir Fasteignafelag HF	305,419	189,321
Sildarvinnslan HF	274,152	238,061
Siminn HF	4,696,479	390,314
Sjova-Almennar Tryggingar HF	328,847	86,250
Syn HF	166,726	69,253
		$ 3,096,647
India — 6.4%
ABB India, Ltd.	6,017	$ 246,128
ACC, Ltd.	3,567	72,413
Adani Enterprises, Ltd.	8,725	185,812
Adani Green Energy, Ltd.(2)	9,292	100,760
Adani Ports and Special Economic Zone, Ltd.	31,119	240,359
Adani Power, Ltd.(2)	37,179	86,812
Adani Total Gas, Ltd.	22,093	234,598
Adani Transmission, Ltd.(2)	11,000	134,363
Alkem Laboratories, Ltd.	3,800	157,504
Apollo Hospitals Enterprise, Ltd.	6,412	336,844
Ashok Leyland, Ltd.	75,540	128,619
Asian Paints, Ltd.	13,099	441,703
Astral, Ltd.	4,133	67,314
Aurobindo Pharma, Ltd.	23,200	146,092
Avenue Supermarts, Ltd.(2)(3)	4,100	170,631
Axis Bank, Ltd.	25,838	270,257
Bajaj Auto, Ltd.	7,040	332,274
Bajaj Finance, Ltd.	2,000	137,187
Bajaj Finserv, Ltd.	3,900	60,373
Bharat Forge, Ltd.	14,994	141,056
Bharat Petroleum Corp., Ltd.	36,600	153,542
Bharti Airtel, Ltd.	189,500	1,731,607
Biocon, Ltd.	74,752	187,709
Bosch, Ltd.	952	222,878
Britannia Industries, Ltd.	3,000	158,107
CG Power and Industrial Solutions, Ltd.	24,000	87,646
Cipla, Ltd.	39,454	433,033
Colgate-Palmolive (India), Ltd.	7,700	141,539
Container Corp. of India, Ltd.	11,788	83,357
Cummins India, Ltd.	12,500	248,139
Dabur India, Ltd.	16,400	109,316
Divi's Laboratories, Ltd.	6,919	238,554
DLF, Ltd.	38,758	168,531
Dr. Reddy's Laboratories, Ltd.	11,615	657,397
Security	Shares	Value
India (continued)
Eicher Motors, Ltd.	3,700	$ 133,088
Embassy Office Parks REIT	41,800	159,050
Fortis Healthcare, Ltd.(2)	43,036	136,722
GAIL (India), Ltd.	144,000	185,242
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	101,097
Glenmark Pharmaceuticals, Ltd.	25,658	145,358
Godrej Consumer Products, Ltd.(2)	9,364	110,513
Godrej Properties, Ltd.(2)	10,252	128,797
Grasim Industries, Ltd.	8,195	163,496
Havells India, Ltd.	10,504	152,596
HCL Technologies, Ltd.	42,337	562,152
HDFC Life Insurance Co., Ltd.(3)	29,600	180,652
Hero MotoCorp, Ltd.	7,524	215,063
Hindalco Industries, Ltd.	29,400	144,996
Hindustan Aeronautics, Ltd.	2,700	90,042
Hindustan Petroleum Corp., Ltd.	48,748	141,171
Hindustan Unilever, Ltd.	23,929	747,183
Hindustan Zinc, Ltd.	53,698	191,896
Housing Development Finance Corp., Ltd.	12,986	415,563
ICICI Bank, Ltd.	36,451	389,376
Indian Hotels Co., Ltd.	22,700	89,769
Indian Oil Corp., Ltd.	132,000	125,709
Indian Railway Catering & Tourism Corp., Ltd.	8,800	61,461
Indus Towers, Ltd.	49,905	86,696
IndusInd Bank, Ltd.	5,700	74,429
Info Edge India, Ltd.	5,400	253,010
Infosys, Ltd.	125,109	2,183,851
InterGlobe Aviation, Ltd.(2)(3)	3,500	81,732
Ipca Laboratories, Ltd.	12,586	124,665
ITC, Ltd.	71,847	335,901
Jindal Steel & Power, Ltd.	56,642	376,842
JSW Steel, Ltd.	30,895	259,660
Kotak Mahindra Bank, Ltd.	9,041	191,170
Larsen & Toubro, Ltd.	17,938	473,683
Laurus Labs, Ltd.(3)	50,204	178,670
LTIMindtree, Ltd.(3)	4,839	281,016
Lupin, Ltd.	27,586	217,843
Mahindra & Mahindra, Ltd.	23,285	328,851
Marico, Ltd.	24,500	142,698
Maruti Suzuki India, Ltd.	3,776	382,315
Max Healthcare Institute, Ltd.(2)	45,700	243,756
Mphasis, Ltd.	4,679	102,776
Nestle India, Ltd.	1,365	327,339
NTPC, Ltd.	121,700	260,564
Page Industries, Ltd.	135	62,387
Persistent Systems, Ltd.	3,800	214,097

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Petronet LNG, Ltd.	70,400	$ 196,738
Phoenix Mills, Ltd.	8,500	134,358
PI Industries, Ltd.	3,875	143,257
Pidilite Industries, Ltd.	4,200	120,345
Piramal Enterprises, Ltd.	11,858	97,986
Piramal Pharma, Ltd.(2)	54,032	45,329
Power Grid Corp. of India, Ltd.	104,973	288,743
Reliance Industries, Ltd.	101,212	2,877,796
SBI Life Insurance Co., Ltd.(3)	16,500	221,140
Siemens, Ltd.	7,996	324,620
SRF, Ltd.	3,242	95,060
State Bank of India GDR(5)	1,968	124,786
Sun Pharmaceutical Industries, Ltd.	71,280	853,314
Tata Communications, Ltd.	33,686	512,731
Tata Consultancy Services, Ltd.	33,923	1,328,920
Tata Consumer Products, Ltd.	21,272	184,381
Tata Elxsi, Ltd.	1,500	109,276
Tata Motors, Ltd.(2)	57,286	295,284
Tata Power Co., Ltd. (The)	113,900	265,319
Tata Steel, Ltd.	197,542	252,354
Tech Mahindra, Ltd.	27,077	365,330
Titan Co., Ltd.	14,500	445,356
Torrent Pharmaceuticals, Ltd.	7,900	147,622
Trent, Ltd.	15,500	260,315
Tube Investments of India, Ltd.	2,704	84,227
United Spirits, Ltd.(2)	14,200	131,238
UPL, Ltd.	25,559	223,461
Varun Beverages, Ltd.	11,200	189,127
Vedanta, Ltd.	52,000	174,734
Voltas, Ltd.	14,121	140,752
Wipro, Ltd.	43,053	192,023
WNS Holdings, Ltd. ADR(2)	1,500	139,755
Zee Entertainment Enterprises, Ltd.	92,800	240,294
Zydus Life Sciences, Ltd.	19,960	119,308
		$ 31,592,676
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 685,894
Aneka Tambang Tbk PT	1,547,400	215,996
Astra Argo Lestari Tbk PT	213,500	115,327
Astra International Tbk PT	4,279,900	1,714,917
Bank Central Asia Tbk PT	817,600	478,332
Bank Mandiri Persero Tbk PT	385,200	265,267
Bank Negara Indonesia Persero Tbk PT	186,700	116,826
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	483,906
Bukit Asam Tbk PT	807,500	215,076
Security	Shares	Value
Indonesia (continued)
Bumi Serpong Damai Tbk PT(2)	3,520,600	$ 230,411
Charoen Pokphand Indonesia Tbk PT	579,700	193,141
Gudang Garam Tbk PT	100,500	174,353
Indah Kiat Pulp & Paper Tbk PT	574,600	287,980
Indocement Tunggal Prakarsa Tbk PT	157,900	110,917
Indofood CBP Sukses Makmur Tbk PT	340,600	226,789
Indofood Sukses Makmur Tbk PT	819,000	339,072
Jasa Marga (Persero) Tbk PT(2)	881,800	189,502
Kalbe Farma Tbk PT	8,791,300	1,232,109
Mitra Keluarga Karyasehat Tbk PT	935,900	182,736
Perusahaan Gas Negara Tbk PT	1,528,700	141,118
Semen Indonesia Persero Tbk PT	863,000	363,337
Telkom Indonesia Persero Tbk PT	5,936,400	1,611,988
Transcoal Pacific Tbk PT	204,900	116,531
Unilever Indonesia Tbk PT	677,300	196,503
United Tractors Tbk PT	602,400	1,170,699
Vale Indonesia Tbk PT(2)	515,300	228,969
		$ 11,287,696
Jordan — 0.6%
Arab Bank PLC	153,684	$ 1,039,232
Arab Potash Co. PLC	16,692	848,039
Capital Bank of Jordan	20,818	68,956
Jordan Islamic Bank	19,244	110,743
Jordan Petroleum Refinery	57,790	517,859
Jordanian Electric Power Co.	61,835	181,335
		$ 2,766,164
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$ 911,198
KCell JSC GDR(2)(5)	203,224	788,282
		$ 1,699,480
Kenya — 0.5%
ABSA Bank Kenya PLC	1,204,620	$ 117,897
East African Breweries PLC	629,576	809,054
Equity Group Holdings PLC	1,017,400	345,714
KCB Group PLC	736,960	197,963
Safaricom PLC	6,618,700	924,796
		$ 2,395,424
Kuwait — 1.2%
Agility Public Warehousing Co. KSC	365,871	$ 744,828
Boubyan Petrochemicals Co. KSCP	95,970	244,903
Gulf Bank KSCP	92,178	89,763
Humansoft Holding Co. KSC	17,142	217,637

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kuwait (continued)
Kuwait Finance House KSCP	529,234	$ 1,431,940
Kuwait Projects Co. Holdings KSCP	309,344	124,699
Mabanee Co. KPSC	213,721	508,623
Mobile Telecommunications Co. KSCP	387,776	684,046
National Bank of Kuwait SAK	473,010	1,631,839
National Industries Group Holding SAK	274,006	175,060
		$ 5,853,338
Lebanon — 0.0%
Bank Audi SAL GDR(2)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 234,775
Klaipedos Nafta AB(2)	1,044,642	283,464
Panevezio Statybos Trestas(2)	114,366	69,673
Rokiskio Suris	157,707	509,703
Siauliu Bankas AB	931,034	687,910
		$ 1,785,525
Malaysia — 2.4%
Agmo Holdings Bhd(2)	32,304	$ 4,723
Axiata Group Bhd	392,075	268,176
Bumi Armada Bhd(2)	605,000	86,603
CELCOMDIGI Bhd	243,800	240,115
CIMB Group Holdings Bhd	147,724	178,029
D&O Green Technologies Bhd	123,200	121,273
Dagang NeXchange Bhd	1,033,700	141,601
Dialog Group Bhd	991,150	531,355
Fraser & Neave Holdings Bhd	26,000	153,620
Gamuda Bhd	171,300	158,718
Genting Bhd	509,700	539,492
Genting Malaysia Bhd	569,900	342,913
Globetronics Technology Bhd	629,566	164,543
Hartalega Holdings Bhd	341,400	147,449
Hibiscus Petroleum Bhd	360,500	81,091
Hong Leong Bank Bhd	26,500	121,551
IGB Real Estate Investment Trust	438,200	172,732
IHH Healthcare Bhd	1,001,200	1,304,192
IJM Corp. Bhd	448,340	162,984
Inari Amertron Bhd	1,398,150	784,831
KPJ Healthcare Bhd	443,100	113,458
Kuala Lumpur Kepong Bhd	29,450	138,995
Magnum Bhd	530,319	136,982
Mah Sing Group Bhd	659,800	88,323
Malayan Banking Bhd	132,286	257,104
Security	Shares	Value
Malaysia (continued)
Malaysia Airports Holdings Bhd(2)	54,400	$ 83,828
Malaysian Pacific Industries Bhd	11,700	77,377
Maxis Bhd	136,700	128,159
MISC Bhd	55,240	90,555
MR DIY Group M Bhd(3)	214,200	75,413
My EG Services Bhd	3,439,300	597,953
Petronas Dagangan Bhd	100,700	486,597
Petronas Gas Bhd	50,974	190,502
PPB Group Bhd	21,360	80,203
Press Metal Aluminium Holdings Bhd	503,200	557,338
Public Bank Bhd	342,790	311,084
RHB Bank Bhd	70,159	88,769
Riverstone Holdings, Ltd.(1)	446,600	201,842
Sime Darby Bhd	217,645	106,110
Sime Darby Plantation Bhd	207,609	201,567
Sunway Bhd	243,900	88,048
Sunway Real Estate Investment Trust	512,000	185,626
Supermax Corp. Bhd	1,357,600	285,406
Telekom Malaysia Bhd	119,100	132,386
Tenaga Nasional Bhd	132,831	277,969
Top Glove Corp. Bhd(2)	1,569,920	335,518
UMW Holdings Bhd	92,500	80,714
VS Industry Bhd	1,701,750	311,441
Yinson Holdings Bhd	320,000	186,547
		$ 11,601,805
Mauritius — 0.5%
Alteo, Ltd.	383,939	$ 71,887
CIEL, Ltd.	3,055,969	414,864
CIM Financial Services, Ltd.	471,828	105,681
IBL, Ltd.	160,284	155,958
Lavastone, Ltd.	2,649,077	122,121
Lighthouse Properties PLC	824,036	290,422
MCB Group, Ltd.	93,106	628,545
Miwa Sugar, Ltd.	383,939	107,174
Phoenix Beverages, Ltd.	23,053	263,495
Rogers & Co., Ltd.	296,925	179,251
SBM Holdings, Ltd.	806,564	83,222
Terra Mauricia, Ltd.	84,900	44,706
United Basalt Products, Ltd.	64,613	150,018
		$ 2,617,344
Mexico — 5.1%
Alfa SAB de CV, Series A	606,820	$ 385,576
Alpek SAB de CV(1)	57,000	63,358
Alsea SAB de CV(2)	132,300	316,507

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
America Movil SAB de CV	3,529,990	$ 3,721,965
Arca Continental SAB de CV	54,700	495,943
Cemex SAB de CV, Series CPO(2)	1,989,818	1,095,394
Coca-Cola Femsa SAB de CV, Series L	52,310	420,425
Concentradora Fibra Danhos S.A. de CV	243,100	323,639
Corporacion Inmobiliaria Vesta SAB de CV(1)	156,000	490,855
El Puerto de Liverpool SAB de CV(1)	53,700	336,504
Empresas ICA SAB de CV(1)(2)(4)	21,849	0
FIBRA Macquarie Mexico(3)	192,600	305,894
Fibra Uno Administracion S.A. de CV	723,967	1,013,634
Fomento Economico Mexicano SAB de CV, Series UBD(1)	187,000	1,780,236
GCC SAB de CV	21,400	169,822
Genomma Lab Internacional SAB de CV	144,400	116,273
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	586,299
Grupo Aeroportuario del Pacifico SAB de CV, Class B	61,900	1,207,531
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,164	1,014,428
Grupo Bimbo SAB de CV, Series A(1)	137,408	690,700
Grupo Carso SAB de CV, Series A1(1)	119,700	595,311
Grupo Elektra SAB de CV(1)	13,419	764,779
Grupo Financiero Banorte SAB de CV, Class O	149,800	1,261,246
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	573,099
Grupo Mexico SAB de CV, Series B	419,856	1,986,045
Grupo Televisa SAB, Series CPO(1)	260,471	275,937
Industrias Penoles SAB de CV(1)(2)	25,249	375,793
Kimberly-Clark de Mexico SAB de CV, Class A	243,410	513,160
Nemak SAB de CV(2)(3)	660,416	168,952
Operadora de Sites Mexicanos S.A. de CV	233,764	233,115
Orbia Advance Corporation SAB de CV	138,967	302,226
Prologis Property Mexico S.A. de CV	135,900	489,451
Promotora y Operadora de Infraestructura SAB de CV	47,150	470,349
Sitios Latinoamerica SAB de CV(1)(2)	226,904	93,557
Ternium S.A. ADR(1)	7,422	306,232
TF Administradora Industrial S de RL de CV	208,000	383,219
Wal-Mart de Mexico SAB de CV, Series V	504,364	2,015,217
		$ 25,342,671
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 525,425
Bank of Africa	8,812	140,354
Banque Centrale Populaire	4,384	97,193
Co Sucrerie Marocaine et de Raffinage	21,862	367,103
Itissalat AI-Maghrib	57,814	480,086
Label Vie	406	172,712
LafargeHolcim Maroc S.A.	2,107	283,956
Managem S.A.	1,189	293,016
Security	Shares	Value
Morocco (continued)
Societe d'Exploitation des Ports	14,086	$ 295,112
TAQA Morocco S.A.	1,079	101,493
		$ 2,756,450
Nigeria — 0.7%
Access Bank PLC(4)	26,760,148	$ 239,175
Dangote Cement PLC(4)	3,691,985	975,538
Dangote Sugar Refinery PLC(4)	4,385,654	74,092
FBN Holdings PLC(4)	21,879,762	242,007
Guaranty Trust Holding Co. PLC(4)	13,844,766	351,064
Lafarge Africa PLC(4)	3,044,633	78,545
MTN Nigeria Communications PLC(4)	1,288,600	298,809
Nestle Nigeria PLC(4)	496,712	550,558
Nigerian Breweries PLC(4)	6,834,281	251,204
Stanbic IBTC Holdings PLC(4)	3,647,728	139,161
Transnational Corp. of Nigeria PLC(4)	22,334,373	30,844
United Bank for Africa PLC(4)	20,664,553	171,738
Zenith Bank PLC(4)	12,379,456	318,499
		$ 3,721,234
Oman — 0.6%
Al Anwar Ceramic Tiles Co.	72,000	$ 70,042
Bank Dhofar SAOG	227,558	94,704
Bank Muscat SAOG	1,226,680	875,336
Bank Nizwa SAOG	634,842	162,856
National Bank of Oman SAOG	263,458	183,361
Oman Cement Co. SAOG	99,831	84,103
Oman Flour Mills Co. SAOG	72,230	112,336
Oman Telecommunications Co. SAOG	244,062	697,261
Omani Qatari Telecommunications Co. SAOG	204,765	217,706
Renaissance Services SAOG	128,153	143,615
Sembcorp Salalah Power & Water Co.	377,934	80,578
Sohar International Bank SAOG	614,265	164,483
		$ 2,886,381
Pakistan — 0.5%
Engro Corp., Ltd.	111,735	$ 108,487
Fauji Fertilizer Co., Ltd.	369,388	130,131
Habib Bank, Ltd.	265,733	68,811
Hub Power Co., Ltd. (The)	588,200	139,501
IBEX Holdings, Ltd.(2)	15,400	375,760
Lucky Cement, Ltd.(2)	73,116	104,331
Mari Petroleum Co., Ltd.	35,322	188,951
MCB Bank, Ltd.	142,514	57,752
Meezan Bank, Ltd.	116,683	39,001
Millat Tractors, Ltd.	96,777	182,940

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Nishat Mills, Ltd.	293,849	$ 54,336
Oil & Gas Development Co., Ltd.	608,469	177,505
Pakistan Oilfields, Ltd.	75,814	106,283
Pakistan Petroleum, Ltd.	859,760	190,527
Pakistan State Oil Co., Ltd.	238,814	99,308
Systems, Ltd.	213,759	347,797
TRG Pakistan(2)	538,267	201,050
United Bank, Ltd.	92,992	34,932
		$ 2,607,403
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,400	$ 424,072
Copa Holdings S.A., Class A(2)	6,808	628,719
		$ 1,052,791
Peru — 1.3%
Alicorp SAA	134,845	$ 232,936
Cia de Minas Buenaventura SAA ADR	128,156	1,048,316
Credicorp, Ltd.	13,296	1,760,257
Enel Generacion Peru SAA	170,679	170,552
Ferreycorp SAA	615,918	351,925
InRetail Peru Corp.(3)	8,309	276,690
Southern Copper Corp.	32,655	2,489,944
		$ 6,330,620
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	243,100	$ 217,160
Aboitiz Power Corp.	889,800	609,992
ACEN Corp.	1,520,984	172,166
Alliance Global Group, Inc.	413,400	94,167
Ayala Corp.	30,528	366,856
Ayala Land, Inc.	811,008	397,480
Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0
Bank of the Philippine Islands	185,187	350,125
BDO Unibank, Inc.	192,414	456,344
Bloomberry Resorts Corp.(2)	1,119,700	202,570
Century Pacific Food, Inc.	830,600	395,482
First Philippine Holdings Corp.	83,010	92,779
Globe Telecom, Inc.	14,344	493,760
International Container Terminal Services, Inc.	119,320	468,497
JG Summit Holdings, Inc.	407,372	359,607
Jollibee Foods Corp.	242,450	999,480
Manila Electric Co.	103,684	594,198
Megaworld Corp.	2,140,300	78,902
Metropolitan Bank & Trust Co.	159,419	171,941
Security	Shares	Value
Philippines (continued)
Nickel Asia Corp.	1,308,988	$ 162,915
PLDT, Inc.	38,900	1,018,713
Puregold Price Club, Inc.	617,440	356,460
Robinsons Land Corp.	263,415	71,360
San Miguel Corp.	74,510	146,672
Semirara Mining & Power Corp.	464,520	277,171
SM Investments Corp.	63,130	1,036,233
SM Prime Holdings, Inc.	1,386,850	839,116
Universal Robina Corp.	457,900	1,216,625
		$ 11,646,771
Poland — 2.4%
11 bit studios S.A.(2)	831	$ 128,261
Allegro.eu S.A.(2)(3)	119,100	813,203
AmRest Holdings SE(2)	15,687	68,516
Asseco Poland S.A.	39,748	701,643
Bank Millennium S.A.(2)	92,916	96,383
Bank Polska Kasa Opieki S.A.	19,524	388,396
Budimex S.A.	13,729	1,005,208
CCC S.A.(2)	12,600	113,158
CD Projekt S.A.(1)	17,961	464,956
Cyfrowy Polsat S.A.	88,607	344,290
Dino Polska S.A.(2)(3)	12,488	1,134,289
Grupa Kety S.A.	2,166	266,072
InPost S.A.(2)	37,200	340,208
Jastrzebska Spolka Weglowa S.A.(2)	8,300	91,223
KGHM Polska Miedz S.A.	25,007	710,273
KRUK S.A.	2,076	148,334
LPP S.A.	308	683,838
Mabion S.A.(2)	20,058	82,732
mBank S.A.(2)	1,527	108,917
Neuca S.A.	900	127,886
Orange Polska S.A.	221,853	351,877
PGE S.A.(2)	265,013	385,943
Polski Koncern Naftowy ORLEN S.A.	115,772	1,562,689
Powszechna Kasa Oszczednosci Bank Polski S.A.	93,658	621,570
Powszechny Zaklad Ubezpieczen S.A.	57,144	465,310
Santander Bank Polska S.A.	3,400	230,281
Tauron Polska Energia S.A.(2)	414,109	185,027
		$ 11,620,483
Qatar — 1.2%
Al Meera Consumer Goods Co.(2)	27,717	$ 114,559
Barwa Real Estate Co.	320,609	228,237
Commercial Bank PSQC (The)	116,405	184,897
Gulf International Services QSC	460,440	223,305

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
Industries Qatar QSC	267,679	$ 951,087
Masraf Al Rayan QSC	186,973	151,302
Medicare Group	83,820	132,649
Mesaieed Petrochemical Holding Co.	705,600	370,543
Ooredoo QPSC	112,086	287,024
Qatar Aluminum Manufacturing Co.	276,600	116,286
Qatar Electricity & Water Co. QSC	73,498	337,824
Qatar Fuel QSC	38,116	180,634
Qatar Gas Transport Co., Ltd.	621,419	586,889
Qatar Insurance Co.(2)	126,000	55,060
Qatar International Islamic Bank	65,027	175,607
Qatar Islamic Bank	70,363	341,944
Qatar National Bank QPSC	182,353	798,847
Qatar National Cement Co. QSC	133,280	152,704
United Development Co. QSC	491,981	147,162
Vodafone Qatar QSC	395,921	186,844
		$ 5,723,404
Romania — 0.6%
Banca Transilvania S.A.	150,597	$ 643,344
BRD-Groupe Societe Generale S.A.	85,565	222,883
OMV Petrom S.A.	8,501,914	859,035
Societatea Energetica Electrica S.A.	51,840	98,788
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	64,136	558,163
Societatea Nationala Nuclearelectrica S.A.	18,481	184,457
Transelectrica S.A.(2)	17,232	90,025
Transgaz S.A. Medias	3,792	259,251
		$ 2,915,946
Russia(6) — 0.0%
Aeroflot PJSC(2)(4)	91,240	$ 0
Etalon Group PLC GDR(2)(4)(5)	78,319	0
Evraz PLC(2)(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(2)(4)	147,070,600	0
Globaltrans Investment PLC GDR(2)(4)(5)(7)	136,358	0
Globaltrans Investment PLC GDR(2)(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Magnit PJSC(2)(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(2)(4)	240,670	0
MMC Norilsk Nickel PJSC(4)	9,610	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(2)(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC(4)	64,840	0
OGK-2 PJSC(4)	20,114,000	0
Security	Shares	Value
Russia (continued)
PhosAgro PJSC(4)	5,758	$ 0
PhosAgro PJSC GDR(4)	112	0
PhosAgro PJSC GDR(2)(4)(5)	2	0
PIK Group PJSC(2)(4)	83,050	0
ROSSETI PJSC(2)(4)	55,010,346	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(2)(4)	371,510	0
Severstal PAO GDR(2)(4)(5)	40,244	0
Sistema PJSFC(2)(4)	595,500	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(2)(4)	5,780,000	0
Yandex NV, Class A(2)(4)	90,000	0
		$ 0
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	8,031	$ 274,612
Advanced Petrochemical Co.	6,812	87,077
Al Babtain Power & Telecommunication Co.	16,768	104,819
Al Hammadi Holding	27,426	357,677
Al Jouf Agricultural Development Co.	5,930	82,274
Al Rajhi Bank	38,410	756,141
Alandalus Property Co.	23,113	106,795
Aldrees Petroleum and Transport Services Co.	13,665	346,206
Alinma Bank	26,817	211,467
Almarai Co. JSC	47,501	715,656
Arabian Centres Co., Ltd.	26,200	142,515
Arabian Internet & Communications Services Co.	2,019	134,186
Arriyadh Development Co.	42,294	206,578
Aseer Trading Tourism & Manufacturing Co.(2)	25,344	74,081
Ayyan Investment Co.(2)	15,815	66,110
Bank AlBilad(2)	16,670	177,896
Banque Saudi Fransi	14,851	144,076
Batic Investments and Logistic Co.(2)	11,600	73,454
Bawan Co.	19,236	144,721
BinDawood Holding Co.	8,228	144,558
Dallah Healthcare Co.	10,498	431,734
Dar Al Arkan Real Estate Development Co.(2)	162,664	698,206
Dr Sulaiman Al Habib Medical Services Group Co.	26,211	2,040,300
Dur Hospitality Co.(2)	23,004	145,802
Emaar Economic City(2)	151,471	326,079
Etihad Etisalat Co.	44,585	491,581
Herfy Food Services Co.(2)	12,431	108,631
Jadwa REIT Saudi Fund	53,274	183,884
Jarir Marketing Co.	21,621	941,707

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Leejam Sports Co. JSC	13,120	$ 369,009
Maharah Human Resources Co.	6,400	102,859
Middle East Healthcare Co.(2)	21,820	220,583
Mouwasat Medical Services Co.	15,966	1,002,687
National Agriculture Development Co. (The)(2)	21,203	156,878
National Gas & Industrialization Co.	15,924	246,014
National Medical Care Co.	7,751	186,810
Rabigh Refining & Petrochemical Co.(2)	18,860	50,687
Riyad Bank	44,209	351,924
Riyad REIT Fund	60,724	149,092
SABIC Agri-Nutrients Co.	7,322	249,616
Sahara International Petrochemical Co.	13,750	139,520
Saudi Airlines Catering Co.(2)	13,013	298,481
Saudi Arabian Mining Co.(2)	27,394	470,151
Saudi Arabian Oil Co.(3)	297,578	2,564,883
Saudi Automotive Services Co.	34,664	343,966
Saudi Basic Industries Corp.	26,677	643,758
Saudi Ceramic Co.	14,766	123,916
Saudi Chemical Co. Holding	20,561	159,109
Saudi Co. for Hardware CJSC(2)	7,800	60,503
Saudi Electricity Co.	277,959	1,734,529
Saudi Ground Services Co.(2)	28,577	170,964
Saudi Industrial Investment Group	13,394	89,431
Saudi Industrial Services Co.	15,031	113,295
Saudi Kayan Petrochemical Co.(2)	56,284	182,092
Saudi National Bank (The)	48,073	588,689
Saudi Public Transport Co.(2)	15,777	76,175
Saudi Real Estate Co.(2)	42,607	140,826
Saudi Research & Media Group(2)	4,167	219,451
Saudi Telecom Co.	174,232	1,863,583
Saudia Dairy & Foodstuff Co.	4,822	305,466
Savola Group (The)	59,642	445,528
Seera Group Holding(2)	55,132	328,240
United Electronics Co.	18,141	376,293
United International Transportation Co.	15,521	241,531
Yanbu National Petrochemical Co.	8,737	98,463
		$ 24,583,825
Slovenia — 0.6%
Cinkarna Celje DD	1,730	$ 54,058
Krka dd Novo mesto	20,054	2,350,115
Luka Koper	1,451	40,605
Nova Ljubljanska Banka DD(3)	1,700	129,047
Petrol DD	8,040	199,940
Security	Shares	Value
Slovenia (continued)
Pozavarovalnica Sava DD	5,934	$ 163,892
Zavarovalnica Triglav DD	3,019	131,063
		$ 3,068,720
South Africa — 4.6%
Altron, Ltd., Class A	163,786	$ 79,352
Anglo American Platinum, Ltd.(1)	3,440	184,665
AngloGold Ashanti, Ltd.	8,639	210,402
AngloGold Ashanti, Ltd. ADR	5,299	128,183
Aspen Pharmacare Holdings, Ltd.	193,502	2,000,784
AVI, Ltd.	44,358	175,698
Barloworld, Ltd.	20,980	105,661
Bid Corp., Ltd.	34,613	774,729
Bidvest Group, Ltd. (The)(1)	178,962	2,536,737
Clicks Group, Ltd.	35,599	512,100
Discovery, Ltd.(2)	21,152	165,940
Equites Property Fund, Ltd.	201,368	173,620
Exxaro Resources, Ltd.	36,655	383,118
FirstRand, Ltd.(1)	257,541	872,909
Fortress Real Estate Investments, Ltd., Class A(2)	294,436	192,632
Gold Fields, Ltd.	38,870	520,687
Growthpoint Properties, Ltd.	460,935	338,571
Hyprop Investments, Ltd.	154,616	258,005
Impala Platinum Holdings, Ltd.	54,907	505,383
Investec Property Fund, Ltd.	204,859	95,169
KAP Industrial Holdings, Ltd.	1,060,462	189,046
Kumba Iron Ore, Ltd.(1)	7,137	180,452
Lesaka Technologies, Inc.(2)	20,900	100,320
Life Healthcare Group Holdings, Ltd.	312,757	340,543
Mediclinic International PLC	148,487	905,556
MiX Telematics, Ltd. ADR	11,300	87,575
Momentum Metropolitan Holdings	55,756	55,247
Mr Price Group, Ltd.	16,841	136,491
MTN Group, Ltd.(1)(2)	205,432	1,471,808
MultiChoice Group, Ltd.	52,660	365,943
Naspers, Ltd., Class N	16,328	3,025,484
NEPI Rockcastle NV	96,719	559,767
Netcare, Ltd.	234,904	196,089
Pick'n Pay Stores, Ltd.	61,328	145,645
PSG Konsult, Ltd.	311,088	211,638
Redefine Properties, Ltd.	1,436,323	295,930
Resilient REIT, Ltd.	80,290	210,097
Reunert, Ltd.	55,719	189,227
Sanlam, Ltd.	47,771	151,601
Santam, Ltd.	7,291	116,573
Sasol, Ltd.	27,126	366,571

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Shoprite Holdings, Ltd.	57,942	$ 723,082
Sibanye Stillwater, Ltd.	143,547	296,398
SPAR Group, Ltd. (The)(1)	30,000	237,714
Standard Bank Group, Ltd.	30,572	296,421
Telkom S.A. SOC, Ltd.(1)(2)	68,155	136,746
Thungela Resources, Ltd.	30,000	342,518
Tiger Brands, Ltd.	16,500	186,255
Vodacom Group, Ltd.	87,296	599,145
Vukile Property Fund, Ltd.	369,342	258,615
Woolworths Holdings, Ltd.	68,586	246,378
		$ 22,839,220
South Korea — 4.9%
ABLBio, Inc.(2)	6,502	$ 106,919
AMOREPACIFIC Corp.	2,754	290,673
AMOREPACIFIC Group	5,071	150,101
BGF Retail Co., Ltd.	905	126,071
Bukwang Pharmaceutical Co., Ltd.(2)	8,877	54,899
Celltrion Healthcare Co., Ltd.	8,614	401,271
Celltrion Pharm, Inc.(2)	2,698	173,046
Celltrion, Inc.	7,251	838,130
Chabiotech Co., Ltd.(2)	12,772	123,647
Cheil Worldwide, Inc.	11,267	161,425
CJ CheilJedang Corp.(2)	810	202,928
CJ Corp.	1,100	88,175
Coupang, Inc.(2)	6,700	107,200
Coway Co., Ltd.	3,444	138,999
Daewoo Industrial Development Co., Ltd.(2)	3,501	3,362
DL E&C Co., Ltd.	4,736	118,254
DL Holdings Co., Ltd.	1,888	77,538
E-MART, Inc.	1,921	156,233
GeneOne Life Science, Inc.(2)	16,222	79,898
Green Cross Corp.	1,257	118,261
GS Holdings Corp.	2,483	77,022
Hana Financial Group, Inc.	6,353	198,969
Hankook Tire and Technology Co., Ltd.	5,992	160,274
Hanmi Pharm Co., Ltd.	1,335	263,155
Hanmi Science Co., Ltd.	3,183	95,548
Hanwha Corp.	6,800	137,594
Hanwha Galleria Co., Ltd.(2)	9,885	16,173
Hanwha Solutions Corp.(2)	8,764	361,506
HLB Life Science Co., Ltd.(2)	16,378	138,797
HMM Co., Ltd.	6,394	100,543
Hotel Shilla Co., Ltd.	2,448	153,843
Hyosung TNC Corp.	213	72,616
Hyundai Engineering & Construction Co., Ltd.	3,203	90,078
Security	Shares	Value
South Korea (continued)
Hyundai Glovis Co., Ltd.	1,372	$ 167,556
Hyundai Mobis Co., Ltd.	2,818	468,041
Hyundai Motor Co.	6,125	871,419
Kakao Corp.	8,069	382,138
Kangwon Land, Inc.	9,384	143,936
KB Financial Group, Inc.	4,943	180,529
Kia Corp.	10,062	627,950
KIWOOM Securities Co., Ltd.	2,085	162,637
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,784	106,681
Korea Zinc Co., Ltd.	295	125,512
Korean Air Lines Co., Ltd.	6,176	110,268
KT&G Corp.	5,917	380,273
Kumho Petrochemical Co., Ltd.	1,229	135,944
L&F Co., Ltd.	386	93,579
LegoChem Biosciences, Inc.(2)	4,397	125,466
LG Chem, Ltd.	1,592	874,316
LG Corp.	5,307	337,930
LG Display Co., Ltd.(2)	8,289	105,278
LG Electronics, Inc.	4,500	401,597
LG H&H Co., Ltd.	582	268,883
LG Innotek Co., Ltd.	1,100	230,684
LG Uplus Corp.	22,484	187,320
Lotte Chemical Corp.	827	121,499
LS Corp.	3,961	242,709
Naturecell Co., Ltd.(2)	9,815	137,157
Naver Corp.	5,654	885,931
NCSoft Corp.	883	253,042
Nong Shim Co., Ltd.	480	139,526
Orion Corp. of Republic of Korea	2,576	270,363
POSCO Holdings, Inc.	2,529	715,508
S1 Corp.	2,867	121,846
Samsung Biologics Co., Ltd.(2)(3)	1,264	766,191
Samsung C&T Corp.	1,958	163,059
Samsung Electro-Mechanics Co., Ltd.	1,336	157,743
Samsung Electronics Co., Ltd.	84,582	4,182,661
Samsung SDI Co., Ltd.	1,221	693,575
Samsung SDS Co., Ltd.	659	58,934
SD Biosensor, Inc.	5,775	93,974
Seegene, Inc.(2)	3,878	74,232
Shinhan Financial Group Co., Ltd.	5,915	160,683
Shinsegae, Inc.	779	129,269
SK Biopharmaceuticals Co., Ltd.(2)	1,761	85,815
SK Chemicals Co., Ltd.	1,155	66,214
SK Hynix, Inc.	9,559	654,169
SK Innovation Co., Ltd.(2)	7,056	977,654
SK Telecom Co., Ltd.	3,158	117,168

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK, Inc.	1,665	$ 221,848
S-Oil Corp.	4,000	246,393
ST Pharm Co., Ltd.	1,947	111,079
Yuhan Corp.	6,728	261,939
Zyle Motors Corp.(2)(4)	4,895	0
		$ 23,981,266
Sri Lanka — 0.6%
Access Engineering PLC	1,978,107	$ 88,065
Alumex PLC	2,884,726	72,456
Browns Investments PLC(2)	10,592,107	198,807
Ceylon Tobacco Co. PLC	96,609	202,890
Chevron Lubricants Lanka PLC	216,091	60,897
Commercial Bank of Ceylon PLC	392,468	75,743
Dialog Axiata PLC	9,641,167	310,569
Hatton National Bank PLC	310,222	123,674
Hayleys PLC	255,312	56,296
Hemas Holdings PLC	342,755	68,414
John Keells Holdings PLC	1,545,572	662,936
Lanka IOC PLC	232,155	122,734
Melstacorp PLC	555,767	93,757
National Development Bank PLC	525,666	72,941
Nations Trust Bank PLC(2)	333,382	65,437
Nestle Lanka PLC	15,593	51,088
Piramal Glass Ceylon PLC(2)	1,161,908	68,993
Sampath Bank PLC	854,361	136,366
Teejay Lanka PLC	1,870,121	184,936
Tokyo Cement Co. Lanka PLC(2)	531,723	75,206
		$ 2,792,205
Taiwan — 7.1%
Accton Technology Corp.	13,000	$ 136,632
Advantech Co., Ltd.	15,357	187,875
AirTAC International Group	10,000	391,094
ASE Technology Holding Co., Ltd.	77,247	286,668
Asia Cement Corp.	125,967	179,373
Asustek Computer, Inc.	18,174	163,057
AUO Corp.	145,600	88,458
Bizlink Holding, Inc.	17,000	156,318
Bora Pharmaceuticals Co., Ltd.	9,000	218,753
Catcher Technology Co., Ltd.	27,100	169,410
Cathay Financial Holding Co., Ltd.	193,989	267,093
Center Laboratories, Inc.	140,050	212,970
Chailease Holding Co., Ltd.	32,650	240,120
Cheng Loong Corp.	97,000	90,136
Cheng Shin Rubber Industry Co., Ltd.	186,010	223,680
Security	Shares	Value
Taiwan (continued)
China Airlines, Ltd.	272,963	$ 175,768
China Development Financial Holding Corp.	290,000	119,996
China Petrochemical Development Corp.	407,426	132,146
China Steel Corp.	579,815	589,066
Chroma ATE, Inc.	20,000	116,940
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	152,947
Chunghwa Telecom Co., Ltd.	437,780	1,720,867
Compal Electronics, Inc.	138,000	114,610
CTBC Financial Holding Co., Ltd.	222,000	159,869
Delta Electronics, Inc.	31,356	311,103
E Ink Holdings, Inc.	25,000	152,591
E.Sun Financial Holding Co., Ltd.	158,591	132,070
Eclat Textile Co., Ltd.	17,000	277,574
EirGenix, Inc.(2)	33,000	126,537
Eternal Materials Co., Ltd.	90,250	93,003
EVA Airways Corp.	223,334	198,193
Evergreen Marine Corp.	115,113	602,889
Far Eastern Department Stores, Ltd.	176,642	132,142
Far Eastern New Century Corp.	470,313	484,056
Far EasTone Telecommunications Co., Ltd.	184,776	456,655
Feng Hsin Steel Co., Ltd.	40,000	89,514
Feng TAY Enterprise Co., Ltd.	45,000	286,445
First Financial Holding Co., Ltd.	182,896	159,191
Formosa Chemicals & Fibre Corp.	213,755	485,153
Formosa Petrochemical Corp.	217,153	607,111
Formosa Plastics Corp.	199,959	603,677
Formosa Taffeta Co., Ltd.	193,000	178,404
Fubon Financial Holding Co., Ltd.	94,971	176,751
Fulgent Sun International Holding Co., Ltd.	25,000	109,847
Gamania Digital Entertainment Co., Ltd.	52,000	125,248
Giant Manufacturing Co., Ltd.	25,420	147,787
Globalwafers Co., Ltd.	7,000	119,659
Goldsun Building Materials Co., Ltd.	143,000	131,313
Grape King Bio, Ltd.	17,000	100,670
Great Wall Enterprise Co., Ltd.	110,602	186,085
Highwealth Construction Corp.	215,423	291,510
Hiwin Technologies Corp.	19,233	158,695
Hon Hai Precision Industry Co., Ltd.	170,806	584,668
Hota Industrial Manufacturing Co., Ltd.	47,000	111,405
Hotai Motor Co., Ltd.	32,000	675,360
Hua Nan Financial Holdings Co., Ltd.	176,479	129,827
Huaku Development Co., Ltd.	33,000	100,821
Innolux Corp.	186,965	89,704
International Games System Co., Ltd.	18,000	339,512
Kenda Rubber Industrial Co., Ltd.	107,000	110,596
Kinpo Electronics, Inc.	229,000	99,008

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Largan Precision Co., Ltd.	2,042	$ 146,400
Lien Hwa Industrial Holdings Corp.	102,200	188,556
Lite-On Technology Corp. ADR	57,000	137,208
Lotus Pharmaceutical Co., Ltd.(2)	41,000	339,532
Makalot Industrial Co., Ltd.	14,000	99,662
MediaTek, Inc.	21,664	561,663
Medigen Vaccine Biologics Corp.(2)	78,477	149,335
Mega Financial Holding Co., Ltd.	187,155	202,837
Merida Industry Co., Ltd.	44,907	249,836
Microbio Co., Ltd.	99,735	218,438
Micro-Star International Co.	22,000	104,569
momo.com, Inc.	7,800	232,370
Nan Kang Rubber Tire Co., Ltd.(2)	100,819	129,246
Nan Ya Plastics Corp.	212,378	540,993
Nanya Technology Corp.	51,165	112,221
Nien Made Enterprise Co., Ltd.	27,000	290,788
Novatek Microelectronics Corp.	15,479	219,965
OBI Pharma, Inc.(2)	46,742	125,388
Panion & BF Biotech, Inc.	19,000	103,311
Pegatron Corp.	36,486	83,723
Pegavision Corp.	8,000	108,000
PharmaEngine, Inc.	25,000	88,885
PharmaEssentia Corp.(2)	29,000	408,105
Pharmally International Holding Co., Ltd.(2)(4)	38,000	0
Polaris Group(2)	80,000	255,701
Pou Chen Corp.	321,309	330,241
President Chain Store Corp.	59,716	529,234
Quanta Computer, Inc.	35,000	102,534
Realtek Semiconductor Corp.	17,542	223,913
Ruentex Development Co., Ltd.	193,138	224,932
Ruentex Industries, Ltd.	76,421	142,178
Sanyang Motor Co., Ltd.	131,000	168,367
Shanghai Commercial & Savings Bank, Ltd.	105,184	162,345
Silicon Motion Technology Corp. ADR	2,100	137,592
Simplo Technology Co., Ltd.	12,652	126,207
Sino-American Silicon Products, Inc.	18,000	92,671
SinoPac Financial Holdings Co., Ltd.	265,270	145,036
Standard Foods Corp.	129,000	173,250
Synmosa Biopharma Corp.	77,000	115,992
Synnex Technology International Corp.	30,569	61,676
TA Chen Stainless Pipe Co.	119,180	178,545
TaiDoc Technology Corp.	20,000	121,723
Tainan Spinning Co., Ltd.	359,407	199,464
Taishin Financial Holding Co., Ltd.	274,000	149,942
Taiwan Cement Corp.	288,497	345,042
Taiwan Cooperative Financial Holding Co., Ltd.	217,000	186,347
Security	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Co., Ltd.	53,000	$ 97,638
Taiwan High Speed Rail Corp.	159,000	158,046
Taiwan Hon Chuan Enterprise Co., Ltd.	42,000	134,350
Taiwan Mobile Co., Ltd.	190,858	633,280
Taiwan Semiconductor Manufacturing Co., Ltd.	257,747	4,516,915
Tatung Co., Ltd. (2)	171,000	185,598
TCI Co., Ltd.	17,000	112,936
Tong Yang Industry Co., Ltd.	86,000	130,710
TTY Biopharm Co., Ltd.	48,780	122,163
Tung Ho Steel Enterprise Corp.	49,000	90,287
Unimicron Technology Corp.	39,000	190,214
Uni-President Enterprises Corp.	557,588	1,318,131
United Microelectronics Corp.(2)	188,323	329,552
Vanguard International Semiconductor Corp.	32,544	104,108
Voltronic Power Technology Corp.	6,000	341,662
Walsin Lihwa Corp.	326,980	526,632
Wan Hai Lines, Ltd.	84,000	190,111
Wistron Corp.	125,000	172,082
Wiwynn Corp.	3,000	111,304
Yageo Corp.	6,431	112,106
Yang Ming Marine Transport Corp.	87,000	184,695
YFY, Inc.	101,000	88,311
Yieh Phui Enterprise Co., Ltd.	88,465	45,745
Yuanta Financial Holding Co., Ltd.	274,834	202,109
Yulon Motor Co., Ltd.	88,000	217,781
YungShin Global Holding Corp.	59,000	85,259
		$ 34,874,308
Thailand — 4.9%
Advanced Info Service PCL(8)	140,900	$ 874,014
Airports of Thailand PCL(2)(8)	468,700	974,012
Amata Corp. PCL(8)	203,300	135,264
AP Thailand PCL(8)	549,560	193,180
Bangkok Bank PCL(8)	42,500	188,523
Bangkok Chain Hospital PCL(8)	621,500	371,587
Bangkok Dusit Medical Services PCL(8)	1,796,700	1,551,066
Bangkok Expressway & Metro PCL(8)	741,054	191,878
Banpu PCL(8)	294,200	93,061
Berli Jucker PCL(8)	219,700	246,291
BTS Group Holdings PCL(8)	1,033,700	214,974
Bumrungrad Hospital PCL(8)	203,300	1,345,271
Central Pattana PCL(8)	214,700	432,356
Central Retail Corp. PCL(8)	442,800	581,213
CH. Karnchang PCL(8)	194,800	118,026
Charoen Pokphand Foods PCL(8)	222,900	138,196
Chularat Hospital PCL(8)	3,340,700	353,917

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
CP ALL PCL(8)	314,900	$ 571,780
Delta Electronics (Thailand) PCL(8)	176,700	5,928,395
Electricity Generating PCL(8)	15,400	70,122
Energy Absolute PCL(8)	131,900	293,444
Global Power Synergy PCL(8)	76,700	153,141
Gulf Energy Development PCL(8)	418,400	646,709
Hana Microelectronics PCL(8)	203,400	299,939
Home Product Center PCL(8)	912,260	385,134
Indorama Ventures PCL(8)	346,871	350,491
Jasmine International PCL(2)(8)	2,504,800	157,124
Kasikornbank PCL(8)	62,500	242,447
Kiatnakin Phatra Bank PCL(8)	28,900	53,566
Krung Thai Bank PCL(8)	407,925	196,981
Land & Houses PCL(8)	670,500	193,312
Mega Lifesciences PCL(8)	234,200	286,334
Minor International PCL(2)(8)	896,936	847,948
PTT Exploration & Production PCL(8)	160,616	705,798
PTT Global Chemical PCL(8)	306,705	411,267
PTT PCL(8)	975,200	899,932
Quality House PCL(8)	1,804,283	127,874
Ratch Group PCL(8)	152,400	171,870
SCB X PCL(8)	50,500	152,609
Siam Cement PCL(8)	50,911	469,653
Siam Global House PCL(8)	542,727	294,129
Star Petroleum Refining PCL(8)	362,600	114,687
Supalai PCL(8)	148,400	96,464
SVI PCL(8)	380,300	111,615
Thai Beverage PCL(8)	714,200	338,641
Thai Oil PCL(8)	100,900	155,049
Thai Union Group PCL(8)	480,092	198,217
TOA Paint Thailand PCL(8)	174,300	158,291
TPI Polene PCL(8)	2,914,200	136,540
True Corp. PCL	3,065,704	753,090
TTW PCL(8)	236,900	60,702
VGI PCL(8)	1,361,600	156,481
WHA Corp. PCL(8)	1,492,700	188,125
		$ 24,380,730
Tunisia — 0.8%
Attijari Bank	14,910	$ 184,961
Banque de Tunisie	142,212	233,028
Banque Internationale Arabe de Tunisie	22,272	675,443
Banque Nationale Agricole	25,291	69,610
Carthage Cement(2)	469,841	263,313
Euro Cycles S.A.	38,028	250,456
Poulina Group	112,565	287,393
Security	Shares	Value
Tunisia (continued)
Societe d'Articles Hygieniques S.A.	151,018	$ 473,853
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	822,295
Telnet Holding	121,453	283,235
Union Internationale de Banques S.A.	42,491	316,528
		$ 3,860,115
Turkey — 4.2%
Akbank T.A.S.	352,192	$ 311,634
Aksa Akrilik Kimya Sanayii AS	43,933	164,456
Aksa Enerji Uretim AS	306,798	448,306
Alarko Holding AS	34,678	117,364
Anadolu Efes Biracilik ve Malt Sanayii AS	62,978	210,736
Arcelik AS	94,450	577,800
Aygaz AS	100,427	351,327
BIM Birlesik Magazalar AS	182,433	1,416,919
Biotrend Cevre VE Enerji Yatirimlari AS(2)	237,727	212,986
Coca-Cola Icecek AS	33,119	352,081
Dogan Sirketler Grubu Holding AS	409,879	199,969
Dogus Otomotiv Servis ve Ticaret AS	16,807	107,270
EGE Endustri VE Ticaret AS	456	108,487
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	640,228
Enerjisa Enerji AS(3)	138,400	198,006
Enka Insaat ve Sanayi AS	214,147	327,936
Eregli Demir ve Celik Fabrikalari TAS(2)	225,652	417,537
Fenerbahce Futbol AS(2)	27,500	82,854
Ford Otomotiv Sanayi AS	30,600	934,515
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	113,141	282,072
Gubre Fabrikalari TAS(2)	11,586	120,068
Haci Omer Sabanci Holding AS	133,129	275,338
Hektas Ticaret TAS(2)	168,714	237,975
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	106,159	147,476
Is Gayrimenkul Yatirim Ortakligi AS(2)	927,266	441,512
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	150,444	149,168
Kerevitas Gida Sanayi ve Ticaret AS(2)	144,098	78,523
KOC Holding AS	129,168	515,952
Kordsa Teknik Tekstil AS	25,420	103,328
Koza Altin Isletmeleri AS	247,800	279,393
Logo Yazilim Sanayi Ve Ticaret AS	147,998	510,710
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	27,975	153,340
Migros Ticaret AS(2)	32,232	281,744
MLP Saglik Hizmetleri AS(2)(3)	99,775	369,414
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	1,320,894	423,108
Pegasus Hava Tasimaciligi AS(2)	10,262	243,070
Petkim Petrokimya Holding AS(2)	282,818	204,684
Sasa Polyester Sanayi AS(2)	93,126	486,808

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	$ 212,807
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	911,778	134,227
Sok Marketler Ticaret AS(2)	154,751	234,107
TAV Havalimanlari Holding AS(2)	21,466	82,846
Tofas Turk Otomobil Fabrikasi AS	46,630	454,955
Turk Hava Yollari AO(2)	67,141	415,767
Turk Telekomunikasyon AS	417,089	362,929
Turk Traktor ve Ziraat Makineleri AS	4,585	119,808
Turkcell Iletisim Hizmetleri AS	1,088,840	1,822,072
Turkiye Is Bankasi AS, Class C	312,874	211,817
Turkiye Petrol Rafinerileri AS	102,477	2,836,975
Turkiye Sise ve Cam Fabrikalari AS	149,987	331,269
Ulker Biskuvi Sanayi AS(2)	72,512	117,908
Vestel Elektronik Sanayi ve Ticaret AS(2)	57,591	142,417
Yapi ve Kredi Bankasi AS	316,986	158,769
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	101,772	188,091
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	355,083
		$ 20,665,941
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	99,230	$ 224,566
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,193,855
ADNOC Drilling Co. PJSC	922,000	992,258
Agthia Group PJSC	138,550	155,565
Air Arabia PJSC	646,580	373,632
Aldar Properties PJSC	753,712	955,831
Apex Investment Co. PSC(2)	234,400	131,128
Dana Gas PJSC	1,234,795	274,401
Dubai Electricity & Water Authority PJSC	2,100,300	1,430,023
Dubai Investments PJSC	527,093	330,720
Emaar Properties PJSC	520,324	795,056
Emirates Telecommunications Group Co. PJSC	249,055	1,496,434
Fertiglobe PLC	463,700	505,506
First Abu Dhabi Bank PJSC	296,080	1,039,895
Ghitha Holding PJSC(2)	6,700	71,167
Multiply Group PJSC(2)	382,500	338,041
Network International Holdings PLC(2)(3)	71,700	218,134
Q Holding PJSC(2)	189,500	131,148
		$ 10,657,360
Vietnam — 2.4%
Bank for Foreign Trade of Vietnam JSC(2)	251,577	$ 982,540
Bank for Investment and Development of Vietnam JSC(2)	51,100	100,984
Development Investment Construction Corp.(2)	301,811	174,425
Digiworld Corp.	115,800	142,442
Security	Shares	Value
Vietnam (continued)
Duc Giang Chemicals JSC	143,800	$ 315,929
FLC Faros Construction JSC(2)(4)	6	0
Fpt Digital Retail JSC	59,300	155,266
Gelex Group JSC	438,600	232,377
HAGL JSC(2)	283,740	88,902
Ho Chi Minh City Infrastructure Investment JSC(2)	86,800	54,334
Hoa Phat Group JSC	1,311,593	1,166,714
Hoa Sen Group(2)	321,000	220,874
Hoang Huy Investment Financial Services JSC	547,000	172,503
Idico Corp. JSC	90,200	158,798
KIDO Group Corp.	44,303	115,197
Kinh Bac City Development Holding Corp.(2)	327,160	338,336
Masan Group Corp.	229,632	763,401
Nam Kim Steel JSC	183,000	120,600
No Va Land Investment Group Corp.(2)	247,800	134,941
PetroVietnam Drilling & Well Services JSC(2)	459,477	398,158
PetroVietnam Fertilizer & Chemical JSC	80,500	114,461
PetroVietnam Gas JSC	117,930	514,191
PetroVietnam Nhon Trach 2 Power JSC	91,200	112,480
PetroVietnam Power Corp.(2)	1,578,300	892,036
PetroVietnam Technical Services Corp.	92,872	100,665
Petrovietnam Transportation Corp.(2)	104,800	92,792
Saigon - Hanoi Commercial Joint Stock Bank(2)	116,035	53,421
Saigon Beer Alcohol Beverage Corp.	22,900	180,632
Saigon Thuong Tin Commercial JSB(2)	51,800	58,156
SSI Securities Corp.	132,003	121,446
Thaiholdings JSC(2)	74,800	126,333
Thanh Thanh Cong - Bien Hoa JSC(2)	113,848	70,044
Viet Capital Securities JSC	61,230	84,244
Vietjet Aviation JSC(2)	115,494	518,099
Vietnam Airlines JSC(2)	173,300	95,109
Vietnam Construction and Import-Export JSC	192,392	167,644
Vietnam Dairy Products JSC	319,848	1,015,959
Vietnam National Petroleum Group	30	48
Viglacera Corp. JSC	76,800	109,390
Vincom Retail JSC(2)	229,413	290,016
Vingroup JSC(2)	320,579	751,635
Vinh Hoan Corp.	45,200	103,203
Vinhomes JSC(3)	198,400	435,958
		$ 11,844,683
Total Common Stocks (identified cost $314,490,990)		$487,662,115

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.4%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(9)	1,800,169	$ 1,800,169
Total Affiliated Fund (identified cost $1,800,169)		$ 1,800,169

Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(10)	9,968,524	$ 9,968,524
Total Securities Lending Collateral (identified cost $9,968,524)		$ 9,968,524
Total Short-Term Investments (identified cost $11,768,693)		$ 11,768,693

Total Investments — 101.5% (identified cost $326,259,683)	$499,430,808
Other Assets, Less Liabilities — (1.5)%	$ (7,155,652)
Net Assets — 100.0%	$492,275,156
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $14,962,558 and the total market value of the collateral received by the Fund was $15,724,643, comprised of cash of $9,968,524 and U.S. government and/or agencies securities of $5,756,119.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $16,995,101 or 3.5% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $1,824,266 or 0.4% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(10)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.1%	$59,637,505
Consumer Staples	10.6	52,340,612
Industrials	10.5	51,512,415
Consumer Discretionary	9.7	47,879,153
Materials	9.7	47,773,057
Communication Services	9.3	45,985,479
Health Care	9.1	44,813,382
Information Technology	9.0	44,030,088
Energy	8.4	41,536,836
Utilities	5.5	26,828,574
Real Estate	5.2	25,325,014
Short-Term Investments	2.4	11,768,693
Total Investments	101.5%	$499,430,808
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Parametric
Tax-Managed Emerging Markets Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,800,169, which represents 0.4% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$236,162	$44,262,837	$(42,698,830)	$ —	$ —	$1,800,169	$26,050	1,800,169
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$10,233,688	$242,403,471	$ 0	$252,637,159
Emerging Europe	145,053	61,981,600	0	62,126,653
Latin America	65,125,369	8,796,933	0	73,922,302
Middle East/Africa	1,851,966	93,402,801	3,721,234	98,976,001
Total Common Stocks	$77,356,076	$406,584,805**	$3,721,234	$487,662,115
Short-Term Investments:
Affiliated Fund	$ 1,800,169	$ —	$ —	$ 1,800,169
Securities Lending Collateral	9,968,524	—	—	9,968,524
Total Investments	$89,124,769	$406,584,805	$3,721,234	$499,430,808
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.